RELATED PARTY TRANSACTIONS (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Technology and software development	$ 1,666	$ 2,300	$ 8,011	$ 11,353
Related party repayments	540	0	522	0
Current liabilities	7,084		13,551	9,817
Majority Shareholder
Related Party Transaction [Line Items]
Technology and software development	2	$ 4	13	153
Accounts payable	$ 2		2	$ 3
Mr. Harris, CEO
Related Party Transaction [Line Items]
Loan amount			1,000
Related party repayments			500
Current liabilities			$ 500